Realized and Net Change in Unrealized Gains and (Losses) on ETP Payables - Schedule of Realized and Net Change in Unrealized Gains and (Losses) on ETP Payables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Realized and Net Change in Unrealized Gains and Losses on ETP Payables [Abstract]
Realized loss on ETPs	$ (55,922,051)	$ (271,659,058)
Unrealized gain / (loss) on ETPs	406,887,155	(80,869,696)
Total	$ 350,965,104	$ (352,528,754)